Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Summary of changes in common shares outstanding

The following is a summary of the changes in our common shares outstanding during the years ended December 31, 2016, 2015 and 2014.

	Common Stock
	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Total
Shares issued at January 1, 2014	70,117	357,882	209,882	279,999	504,276	1	3	1,422,160
Stock transfers (1)	293,023	(13,023)	—	(279,999)	—	—	(1)	—
Restricted stock issuance	15,278	—	—	—	—	—	—	15,278
Restricted stock repurchased	(2,025)	—	—	—	—	—	—	(2,025)
Restricted stock forfeited	(11,497)	—	—	—	—	—	—	(11,497)

Shares issued at December 31, 2014	364,896	344,859	209,882	—	504,276	1	2	1,423,916
Restricted stock issuance	1,209	—	—	—	—	—	—	1,209
Restricted stock repurchased	(5,725)	—	—	—	—	—	—	(5,725)
Restricted stock forfeited	(15,091)	—	—	—	—	—	—	(15,091)

Shares issued at December 31, 2015	345,289	344,859	209,882	—	504,276	1	2	1,404,309
Restricted stock issuance	—	—	—	—	—	—	—	—
Restricted stock repurchased	(2,597)	—	—	—	—	—	—	(2,597)
Restricted stock forfeited	(9,006)	—	—	—	—	—	—	(9,006)

Shares issued at December 31, 2016	333,686	344,859	209,882	—	504,276	1	2	1,392,706

(1)	In this transaction, Healthcare of Ontario Pension Plan Trust Fund (“HOOPP”) purchased 280,000 shares of Class A common stock converted from Class D and Class G common stock held by CHK Energy Holdings, Inc. (“CHK Energy Holdings”) on January 13, 2014. An additional 15,078 shares of Class A common stock was purchased by HOOPP from various other stockholders of which 13,023 shares were converted from Class B common stock.